Share Repurchase (Tables)	12 Months Ended
Dec. 31, 2021
Share Repurchase
Summary of Share Repurchase Activity
	December 31, 2021	December 31, 2020
Share repurchased	1,725,000	-
Average price	$3.44	$-
Aggregate value	$5,939,031	$-